Document and Entity Information	Oct. 26, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	MidCap Financial Investment Corp
Amendment Flag	false
Entity Central Index Key	0001278752
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Incorporation State Country Code	MD
Entity File Number	814-00646
Entity Tax Identification Number	52-2439556
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MFIC
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.00% Notes due 2028
Trading Symbol	MFICL
Security Exchange Name	NASDAQ